Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of impact of the adoption of balance sheet
	As Reported December 31, 2018	Adoption of ASC 842 Increase (Decrease)	Revised Balance January 1, 2019
Other Current Assets	1,767,080		1,767,080
Operating Lease right-of-use assets	-	2,491	2,491
Total assets	1,797,156	2,491	1,799,647
Other current liabilities	3,314,102		3,314,102
Lease Liability-current	-	2,491	2,491
Long-term Liabilities	-	-	-
Total Liabilities and equity	1,797,156	2,491	1,799,647